Assets held for sale and Vessels and drydock- Summary of cost capitalized during the period (Details) - Capitalized cost $ in Thousands	6 Months Ended
Jun. 30, 2023 USD ($)
Drydock
Disclosure of detailed information about property, plant and equipment [line items]
Drydock	$ 8,296
Notional component of scrubber	0
Total drydock additions	8,296
Vessels
Disclosure of detailed information about property, plant and equipment [line items]
Scrubber	0
BWTS	2,732
Other equipment	3
Capitalized interest	7
Total vessel additions	$ 2,742